Deferred tax assets and liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 6,805	$ 2,986
Tax loss carryforwards expired	14	9	$ 8
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	20	14
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	6	28
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	8	34
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	23	62
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	51	164
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	5,691	2,339
Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,006	345
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	3,025	2,338
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets		0
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	5	0
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	6	6
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets		46
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	40	37
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,291	2,214
Capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	683	35
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	3,780	648
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	20	14
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1	28
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2	28
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	23	16
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	11	127
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	3,400	125
Tax loss carry forwards	3,200
Not capitalized [member] | More than five years [member] | The Medicines Company
Statement [line items]
Tax loss carry forwards	1,600
Not capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 323	$ 310